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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                              February 28

Date of reporting period:                                     November 30, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited)

Senior Loans*: 191.8%			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Aerospace & Defense: 2.5%
		Arinc, Inc.	Ba3	BB
$985,000		Term Loan, 6.020%, maturing March 10, 2011			$996,081
		Ceradyne, Inc.	Ba3	BB-
2,475,000		Term Loan, 6.000%, maturing August 18, 2011			2,487,375
	(2)	Delta Air Lines, Inc.	Ba3	B+
2,000,000		Debtor in Possession Term Loan, 10.390%, maturing March 16, 2008			2,075,000
		Dyncorp, Inc.	B2	B+
3,981,662		Term Loan, 6.688%-6.813%, maturing February 11, 2011			3,998,254
		Hexcel Corporation	B2	B+
1,233,333		Term Loan, 5.563%-5.938%, maturing March 01, 2012			1,245,410
		K&F Industries, Inc.	B2	B+
4,750,000		Term Loan, 6.340%-6.450%, maturing November 18, 2012			4,806,406
		Midwestern Aircraft Systems, Inc.	B1	BB-
1,163,750		Term Loan, 6.409%, maturing December 31, 2011			1,179,897
		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, 6.220%-6.310%, maturing August 20, 2012			4,345,183
		Transdigm, Inc.	B1	B+
1,965,075		Term Loan, 6.185%, maturing July 22, 2010			1,993,732
	(2)	United Air Lines, Inc.	Ba2	BB
1,975,020		Debtor in Possession Term Loan, 7.960%, maturing March 31, 2006			1,997,650
		Wyle Holdings, Inc.	NR	B+
1,990,000		Term Loan, 6.460%, maturing January 28, 2011			2,018,606
					27,143,594
Automobile: 6.8%
		Accuride Corporation	B1	B+
6,249,091		Term Loan, 6.125%-6.250%, maturing January 31, 2012			6,308,326
		Affinia Group, Inc.	B2	B
2,367,267		Term Loan, 6.400%, maturing November 30, 2011			2,350,105
		Aftermarket Technology Corporation	Ba3	BB-
804,181		Term Loan, 6.890%-6.950%, maturing February 08, 2008			809,459
1,197,138		Term Loan, 6.890%-6.950%, maturing February 08, 2008			1,204,995
		Axle Tech International Holdings, Inc.	B2	B+
750,000		Term Loan, 8.000%, maturing October 21, 2012			760,079

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Automobile: (continued)
	(2)	Collins & Aikman Products Company	NR	NR
$2,000,000		Debtor in Possession Term Loan, 6.875%-7.000%, maturing May 17, 2007			$2,020,000
		Dura Operating Corporation	B3	B+
4,000,000		Term Loan, 7.440%, maturing May 03, 2011			4,015,000
	(2)	Federal-Mogul Corporation	NR	BBB+
1,500,000		Debtor in Possession Term Loan, 6.000%-6.188%, maturing December 09, 2006			1,526,250
		Goodyear Tire & Rubber Company
5,500,000		Term Loan, 5.780%, maturing April 30, 2010	Ba3	BB	5,545,177
9,400,000		Term Loan, 7.060%, maturing April 30, 2010	B2	B+	9,456,795
		Key Plastics, LLC	B1	BB-
1,842,004		Term Loan, 6.850%-8.750%, maturing June 29, 2010			1,835,096
		Keystone Automotive Industries, Inc.	B2	B+
1,245,652		Term Loan, 5.628%-6.026%, maturing October 30, 2009			1,256,552
		Motorsport Aftermarket Group, Inc.	B2	B
1,695,168		Term Loan, 7.280%, maturing December 15, 2011			1,705,763
	(2)	RJ Tower Corporation	Ba3	BBB
4,000,000		Debtor in Possession Term Loan, 7.250%, maturing February 02, 2007			4,085,832
		Safelite Glass Corporation	B3	B+
5,071,424		Term Loan, 8.520%, maturing September 30, 2007			5,046,066
12,244,411		Term Loan, 9.020%, maturing September 30, 2007			12,183,189
		Tenneco Automotive, Inc.	B1	B+
1,129,257		Term Loan, 6.080%, maturing December 12, 2010			1,148,878
		TRW Automotive Acquisitions Corporation	Ba2	BB+
6,448,763		Term Loan, 5.250%, maturing June 30, 2012			6,481,006
		United Components, Inc.	B1	BB-
2,531,667		Term Loan, 6.260%, maturing June 30, 2010			2,565,686
					70,304,254
Banking: 0.1%
		Outsourcing Solutions, Inc.	B2	B-
930,833		Term Loan, 8.341%, maturing September 30, 2010			937,815
					937,815

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Beverage, Food & Tobacco: 4.7%
		Birds Eye Foods, Inc.	B1	B+
$4,472,974		Term Loan, 6.831%, maturing June 30, 2008			$4,527,955
		Commonwealth Brands, Inc.	B1	B+
2,723,767		Term Loan, 7.125%, maturing August 28, 2007			2,723,767
		Constellation Brands, Inc.	Ba2	BB
13,698,611		Term Loan, 5.438%-5.750%, maturing November 30, 2011			13,791,940
		Dr. Pepper Bottling Company of Texas, Inc.	B1	BB-
3,315,452		Term Loan, 5.863%-6.181%, maturing December 19, 2010			3,367,256
		Golden State Foods Corporation	B1	B+
3,940,000		Term Loan, 5.993%, maturing February 28, 2011			3,979,400
		Keystone Foods Holdings, LLC	Ba3	B+
4,118,706		Term Loan, 5.813% maturing June 16, 2011			4,175,338
		Michael Foods, Inc.	B1	B+
3,651,006		Term Loan, 5.090%-6.281%, maturing November 21, 2010			3,709,766
		Pierre Foods, Inc.	B1	B+
4,220,833		Term Loan, 6.370%-6.560%, maturing June 30, 2010			4,278,870
		Southern Wine & Spirits of America, Inc.	Ba3	BB+
5,472,500		Term Loan, 5.530%, maturing May 31, 2012			5,532,358
		Sturm Foods, Inc.
1,496,250		Term Loan, 6.813%, maturing May 26, 2011	B2	B+	1,507,472
500,000		Term Loan, 10.688%, maturing May 26, 2012	B3	B-	507,500
		Vitaquest International, LLC	B2	B
2,487,500		Term Loan, 7.070%, maturing March 17, 2011			2,457,960
					50,559,582
Buildings & Real Estate: 12.5%
		Atrium Companies, Inc.	B2	CCC+
2,901,655		Term Loan, 7.780%-7.910%, maturing December 28, 2011			2,901,052
		Builders Firstsource, Inc.	B1	BB-
1,444,444		Term Loan, 6.190%, maturing August 11, 2011			1,455,880
		Building Materials Holding Corporation	Ba2	BB
1,955,000		Term Loan, 5.780%, maturing June 30, 2010			1,968,441
		Champion Home Builders Company	B1	B+
875,000	(5)	Term Loan, maturing October 31, 2012			881,563
1,000,000	(5)	Term Loan, maturing October 31, 2012			1,007,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate: (continued)
		Contech Construction Products, Inc.	Ba3	BB-
$1,810,719		Term Loan, 6.080%-8.000%, maturing December 07, 2010			$1,839,388
		Crescent Real Estate Equities, L.P.	B1	BB-
1,097,134		Term Loan, 6.110%, maturing January 12, 2006			1,101,591
		Custom Building Products, Inc.	B1	B+
5,002,366		Term Loan, 6.188%-6.270%, maturing October 31, 2011			5,046,137
		DMB Newco, LLC	NR	NR
639,757		Term Loan, 6.440%, maturing February 28, 2009			641,356
		Euramax International, Inc.	B2	B
1,330,000		Term Loan, 6.625%, maturing June 29, 2012			1,326,051
		General Growth Properties, Inc.	Ba2	BB+
15,965,753		Term Loan, 5.610%, maturing November 12, 2007			16,016,317
16,650,144		Term Loan, 6.090%, maturing November 12, 2008			16,770,857
		Headwaters, Inc.	B1	B+
3,828,885		Term Loan, 6.430%-8.000%, maturing April 30, 2011			3,865,578
		Hearthstone Housing Partners II, LLC	NR	NR
3,135,294	(5)	Revolver, maturing December 01, 2007			3,127,456
		Lion Gables Realty, L.P.	Ba2	BB+
20,153,421		Term Loan, 5.630%,maturing September 30, 2006			20,254,188
		Macerich Partnership, L.P.	NR	BB+
3,333,077		Term Loan, 5.663%, maturing April 25, 2006			3,337,243
2,500,000		Term Loan, 5.625%, maturing April 25, 2010			2,517,188
		Maguire Properties, Inc.	Ba2	BB
1,844,444		Term Loan, 5.640%, maturing March 15, 2010			1,859,431
		Masonite International Corporation	B2	BB-
4,970,766		Term Loan, 6.020%-6.206%, maturing April 05, 2013			4,941,255
4,979,234		Term Loan, 6.020%-6.206%, maturing April 05, 2013			4,949,672
		NCI Building Systems, Inc.	Ba2	BB
2,406,250		Term Loan, 5.420%-5.670%, maturing June 18, 2010			2,421,289
		Newkirk Master, L.P.	Ba2	BB+
1,296,209		Term Loan, 5.860%-6.054%, maturing August 11, 2008			1,307,956
1,077,643		Term Loan, 6.054%, maturing August 11, 2008			1,087,410
		Nortek, Inc.	B2	B
6,908,911		Term Loan, 5.910%-8.000%, maturing August 27, 2011			6,982,319

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate: (continued)
		PGT Industries, Inc.	NR	NR
$3,115,926		Term Loan, 7.140%-7.230%, maturing January 29, 2010			$3,154,874
		Pivotal Promontory, LLC	B1	B+
2,250,000		Term Loan, 6.831%, maturing August 31, 2010			2,255,625
		Ply Gem Industries, Inc.	B1	B+
614,381		Term Loan, 6.160%, maturing March 15, 2010			617,453
1,498,134		Term Loan, 6.640%, maturing February 12, 2011			1,505,624
4,181,042		Term Loan, 6.160%, maturing October 01, 2011			4,201,946
		Shea Capital I, LLC	Ba2	BB-
1,000,000	(5)	Term Loan, maturing October 27, 2011			1,010,000
		Spanish Peaks, LLC	B1	B+
900,000		Term Loan, 4.020%, maturing August 09, 2011			909,000
1,386,720		Term Loan, 6.530%-6.720%, maturing August 09, 2011			1,400,587
		St. Marys Cement, Inc.	B1	BB-
5,411,156		Term Loan, 6.020%, maturing December 04, 2009			5,499,087
		Trustreet Properties, Inc.	Ba3	BB
3,000,000		Term Loan, 5.860%, maturing March 31, 2010			3,030,000
		Werner Holdings Company, Inc.	Caa1	B-
500,000		Term Loan, 7.830%-8.110%, maturing June 11, 2009			500,000
		Yellowstone Mountain Club, LLC	B1	BB-
2,489,333		Term Loan, 6.456%, maturing September 30, 2010			2,498,668
					134,189,982
Cargo Transport: 2.4%
		Baker Tanks, Inc.	B2	B
2,000,000		Term Loan, 6.685%-6.631%, maturing November 22, 2011			2,018,750
		Gemini Leasing, Inc.	NR	NR
1,734,086		Term Loan, 7.090%, maturing December 31, 2011			867,043
		Helm Holding Corporation	B2	B+
991,489		Term Loan, 6.247%, maturing July 08, 2011			1,008,634
		Horizon Lines, LLC	B2	B
2,468,750		Term Loan, 6.270%, maturing July 07, 2011			2,502,182
		Kansas City Southern Railway Company	Ba3	BB+
1,207,860		Term Loan, 5.270%-5.438%, maturing March 30, 2008			1,216,038

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cargo Transport: (continued)
		Neoplan USA Corporation	NR	NR
$1,867,500		Revolver, 8.065%, maturing June 30, 2006			$1,867,500
5,319,663		Term Loan, 9.565%, maturing June 30, 2006			5,319,663
		Pacer International, Inc.	B1	BB
1,176,471		Term Loan, 5.813%, maturing June 10, 2010			1,186,765
		Railamerica, Inc.	Ba3	BB
387,034		Term Loan, 5.875%, maturing September 29, 2011			393,243
3,274,098		Term Loan, 5.875%-6.000%, maturing September 29, 2011			3,326,621
		Transport Industries, L.P.	B2	B+
1,258,929		Term Loan, 6.563%, maturing September 30, 2011			1,266,797
		United States Shipping, LLC	Ba3	BB-
1,895,910		Term Loan, 6.020%-6.200%, maturing April 30, 2010			1,917,239
					22,890,475
Cellular: 4.6%
		Cellular South, Inc.	Ba3	B+
1,975,000		Term Loan, 5.966%-7.250%, maturing May 04, 2011			1,998,453
		Centennial Cellular Operating Company	B1	B-
10,809,962		Term Loan, 5.770%-6.450%, maturing February 09, 2011			10,869,925
		Cricket Communications, Inc.	B1	B-
11,413,750		Term Loan, 6.520%, maturing January 10, 2011			11,550,715
	(2)	IWO Holdings, Inc.	B3	CCC+
3,175,000		Floating Rate Note, 7.900%, maturing January 15, 2012			3,286,125
		Nextel Partners Operating Corporation	Ba1	BBB-
6,500,000		Term Loan, 5.370%, maturing May 31, 2012			6,538,597
		Ntelos, Inc.
4,466,250		Term Loan, 6.530%, maturing August 25, 2011	B1	B	4,507,005
1,000,000		Term Loan, 9.030%, maturing February 25, 2012	B2	CCC+	1,004,167
		Rogers Wireless, Inc.	Ba3	BB
2,500,000		Floating Rate Note, 6.995%, maturing December 15, 2010			2,581,250
		Rural Cellular Corporation	B2	B-
2,500,000		Floating Rate Note, 8.370%, maturing March 15, 2010			2,568,750
		Triton PCS, Inc.	B2	B-
4,471,237		Term Loan, 7.340%, maturing November 18, 2009			4,499,880
					49,404,867

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber: 9.3%
	Basell Finance Company	Ba3	B+
$416,667	Term Loan, 6.582%, maturing September 07, 2013			$424,023
83,333	Term Loan, 6.582%, maturing September 07, 2013			84,538
416,667	Term Loan, 7.243%, maturing September 07, 2014			424,023
83,333	Term Loan, 7.243%, maturing September 07, 2014			84,655
	Brenntag, AG	B1	B+
4,000,000	Term Loan, 6.810%, maturing February 27, 2012			4,012,668
	Celanese, AG	B1	B+
5,625,000	Term Loan, 3.890%, maturing April 06, 2009			5,688,281
4,025,300	Term Loan, 6.313%, maturing April 06, 2011			4,061,528
	Hawkeye Renewables, LLC	B2	B
2,500,000	Term Loan, 6.925%, maturing January 31, 2012			2,487,500
	Hercules, Inc.	Ba1	BB
4,222,908	Term Loan, 5.770%-5.860%, maturing October 08, 2010			4,275,695
	Hexion Specialty Chemicals, Inc.	B1	BB-
545,455	Term Loan, 3.764%, maturing May 31, 2012			553,466
2,285,182	Term Loan, 6.375%, maturing May 31, 2012			2,318,747
	Huntsman International, LLC	Ba3	BB-
22,381,792	Term Loan, 5.720%, maturing August 16, 2012			22,500,706
	Innophos, Inc.	B2	B
1,421,250	Term Loan, 5.970%-6.340%, maturing August 13, 2010			1,438,423
	JohnsonDiversey, Inc.	B1	B+
4,972,163	Term Loan, 5.460%, maturing November 03, 2009			5,001,688
	Kraton Polymers, LLC	B1	B+
1,448,667	Term Loan, 6.188%-6.625%, maturing December 23, 2010			1,468,586
	Nalco Company	B1	BB-
14,982,417	Term Loan, 5.660%-5.960%, maturing November 04, 2010			15,207,153
	Polypore, Inc.	B2	B
6,971,824	Term Loan, 6.340%, maturing November 12, 2011			6,984,603
	PQ Corporation	B1	B+
2,487,500	Term Loan, 6.063%, maturing February 10, 2012			2,506,935
	Rockwood Specialties Group, Inc.	B1	B+
16,541,875	Term Loan, 6.466%. maturing December 10, 2012			16,775,231

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	Supresta, LLC	B1	B+
$3,953,094	Term Loan, 7.030%, maturing July 30, 2012			$3,982,742
				100,281,191
Containers, Packaging & Glass: 8.2%
	Appleton Papers, Inc.	Ba3	BB
1,391,379	Term Loan, 5.730%-6.330%, maturing June 11, 2010			1,406,379
	Berry Plastics Corporation	B1	B+
5,985,000	Term Loan, 5.850%, maturing December 02, 2011			6,061,057
	Boise Cascade Corporation	Ba3	BB
7,190,595	Term Loan, 5.781%-5.844%, maturing October 29, 2011			7,286,467
	BWAY Corporation	B1	B+
1,102,000	Term Loan, 6.313%, maturing June 30, 2011			1,115,775
	Graham Packaging Company, L.P.	B2	B
13,423,687	Term Loan, 6.375%-6.625%, maturing October 07, 2011			13,617,700
	Graphic Packaging International, Inc.	B1	B+
10,009,762	Term Loan, 6.190%-6.716%, maturing June 30, 2010			10,143,642
	Intertape Polymer Group, Inc.	Ba3	B+
2,722,500	Term Loan, 6.084%-6.380%, maturing July 28, 2011			2,762,202
	Koch Cellulose, LLC	Ba3	BB
1,448,133	Term Loan, 5.770%, maturing May 07, 2011			1,456,883
	Owens-Illinois Group, Inc.	B1	BB-
3,153,614	Term Loan, 5.780%, maturing April 01, 2008			3,177,267
	Pro Mach, Inc.	B1	B
2,481,250	Term Loan, 6.890%, maturing December 01, 2011			2,518,469
	Smurfit-Stone Container Corporation	Ba3	B+
10,390,346	Term Loan, 5.563%-5.875%, maturing November 01, 2011			10,516,983
3,197,029	Term Loan, 5.875%, maturing November 01, 2011			3,235,995
	Solo Cup, Inc.	B2	B+
9,333,750	Term Loan, 5.860%-6.520%, maturing February 27, 2011			9,400,253
	U.S. Can Company	B3	B
4,442,399	Term Loan, 7.650%-7.750%, maturing January 15, 2010			4,475,718
	Xerium Technologies, Inc.	B1	BB-
2,493,750	Term Loan, 6.020%, maturing May 18, 2012			2,515,570
				79,690,360

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Data and Internet Services: 4.1%
	Aspect Software	B2	B
$1,500,000	Term Loan, 6.563%, maturing September 22, 2010			$1,508,437
	Sungard Data Systems, Inc.	B1	B+
32,917,500	Term Loan, 6.280%, maturing February 11, 2013			33,181,202
	Transaction Network Services, Inc.	Ba3	BB-
3,215,800	Term Loan, 5.850%, maturing May 04, 2012			3,243,938
	Worldspan, L.P.	B2	B
6,591,307	Term Loan, 6.500%-7.000%, maturing February 16, 2010			6,500,677
				44,434,254
Diversified/Conglomerate Manufacturing: 4.4%
	Axia, Inc.	B2	B
1,682,038	Term Loan, 7.940%-8.090%, maturing November 30, 2010			1,692,551
	Brand Services, Inc.	B2	B
3,133,421	Term Loan, 7.020%-7.290%, maturing January 15, 2012			3,182,381
	Chart Industries, Inc.	B1	B+
3,000,001	Term Loan, 6.063%, maturing October 17, 2012			3,040,315
	Cinram International, Inc.	Ba3	BB
5,714,157	Term Loan, 6.120%, maturing September 30, 2009			5,767,133
	Dayco Products, LLC	B1	B+
1,449,734	Term Loan, 6.520%-7.180%, maturing June 23, 2011			1,464,232
	Dresser Rand, Inc.	B1	B+
1,099,385	Term Loan, 5.841%-6.134%, maturing October 01, 2010			1,118,969
	Dresser, Inc.	Ba3	B+
2,866,154	Term Loan, 6.590%, maturing April 10, 2009			2,893,921
	Flowserve Corporation	Ba3	BB-
4,000,000	Term Loan, 5.813%, maturing August 10, 2012			4,056,252
	Gentek, Inc.	B2	B+
2,391,915	Term Loan, 6.370%-6.760%, maturing February 28, 2011			2,409,257
	Goodman Global Holdings, Inc.	B2	B+
1,985,000	Term Loan, 6.375%, maturing December 23, 2011			2,016,015
	Mueller Group, Inc.	B2	B+
10,000,000	Term Loan, 6.210%-6.493%, maturing October 03, 2012			10,142,860
	Norcross Safety Products, LLC	B1	BB-
997,500	Term Loan, 5.951%-7.750%, maturing June 30, 2012			1,005,605

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified/Conglomerate Manufacturing: (continued)
		RLC Industries Company	Ba3	BBB-
$1,215,846		Term Loan, 5.341%-5.520%, maturing February 20, 2010			$1,221,925
		Sensus Metering Systems, Inc.	B2	B+
1,626,087		Term Loan, 6.350%-6.540%, maturing December 17, 2010			1,645,397
253,696		Term Loan, 6.350%-6.540%, maturing December 17, 2010			256,708
		Universal Compression, Inc.	Ba2	BB
2,980,000		Term Loan, 5.590%, maturing February 15, 2012			3,015,387
		Walter Industries, Inc.	Ba3	B+
2,000,000		Term Loan, 5.860%-6.216%, maturing October 03, 2012			2,025,312
					46,954,220
Diversified/Conglomerate Service: 5.0%
		Affinion Group, Inc.	B1	B+
3,906,977		Term Loan, 6.909%, maturing October 17, 2012			3,852,037
		Atlantic Express Transportation Corporation	Caa2	CCC+
3,000,000		Floating Rate Note, 13.542%, maturing April 15, 2008			2,610,000
		Carey International, Inc.	B3	B-
2,493,750		Term Loan, 7.690%, maturing May 11, 2012			2,468,813
		CCC Information Services, Inc.	B1	B+
3,864,081		Term Loan, 6.831%, maturing August 20, 2010			3,873,741
		Fidelity National Information Solutions, Inc.	Ba3	BB
26,016,948		Term Loan, 5.685%, maturing March 09, 2013			26,124,970
		Geo Group, Inc.	Ba3	BB-
1,000,000		Term Loan, 6.060%, maturing September 14, 2011			1,007,500
		Iron Mountain, Inc.	B2	BB-
6,930,000		Term Loan, 5.719%, maturing April 02, 2011			6,992,079
2,257,600		Term Loan, 5.625%, maturing April 02, 2011			2,278,413
		Mitchell International, Inc.	B1	B+
736,758	(5)	Term Loan, maturing August 15, 2011			745,277
		Relizon Company	B1	BB-
178,264		Term Loan, 6.820%, maturing February 20, 2011			179,155
1,633,037		Term Loan, 6.820%, maturing February 20, 2011			1,641,202
		US Investigations Services, LLC	B2	B+
4,500,000		Term Loan, 6.570%, maturing October 14, 2012			4,561,875

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified/Conglomerate Service: (continued)
	Vertafore, Inc.
$2,279,327	Term Loan, 6.580%-6.801%, maturing December 22, 2010	B2	B	$2,302,120
500,000	Term Loan, 9.510%, maturing December 22, 2011	B3	NR	507,500
				59,144,682
Ecological: 2.9%
	Allied Waste North America, Inc.	B1	BB
15,480,166	Term Loan, 5.520%-6.210%, maturing January 15, 2012			15,572,521
6,162,930	Term Loan, 6.030%, maturing January 15, 2012			6,198,454
	Envirosolutions, Inc.	B2	B-
2,750,000	Term Loan, 7.334%-7.615%, maturing July 07, 2012			2,796,406
	IESI Corporation	B1	BB
1,800,000	Term Loan, 5.820%-6.159%, maturing January 14, 2012			1,825,313
	Wastequip, Inc.	B2	B+
748,125	Term Loan, 6.520%, maturing July 15, 2011			759,347
	Wastequip, Inc.	B3	B-
500,000	Term Loan, 10.020%, maturing July 15, 2012			506,875
	WCA Waste Systems, Inc.	B3	B
3,482,500	Term Loan, 7.030%, maturing April 28, 2011			3,486,853
				31,145,769
Electronics: 1.0%
	Decision One Corporation	NR	NR
1,674,473	Term Loan, 12.000%, maturing April 15. 2010			1,674,473
	Eastman Kodak Company	Ba2	B+
5,082,353	Term Loan, 6.250%-6.610%, maturing October 18, 2012			5,077,591
	Invensys International Holdings, Ltd.	Ba3	B+
1,127,664	Term Loan, 7.791%, maturing September 05, 2009			1,143,170
	ON Semiconductor Corporation	B3	B+
5,940,075	Term Loan, 7.063%, maturing December 15, 2011			5,979,060
	SI International, Inc.	B1	B+
1,741,250	Term Loan, 5.780%-6.530%, maturing February 09, 2011			1,765,192
				15,639,486

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Farming & Agriculture: 0.8%
	AGCO Corporation	Ba1	BB+
$4,553,333	Term Loan, 5.770%, maturing March 31, 2008			$4,604,558
	Butler Animal Health Supply, LLC	B2	B
997,500	Term Loan, 6.460%-8.500%, maturing June 30, 2011			1,004,981
	Vicar Operating, Inc.	Ba3	BB-
2,764,501	Term Loan, 5.625%, maturing May 16, 2011			2,797,330
				8,406,869
Finance: 0.6%
	Rent-A-Center, Inc.	Ba2	BB+
5,925,000	Term Loan, 5.380%-5.760%, maturing June 30, 2010			5,994,619
				5,994,619
Gaming: 6.4%
	Ameristar Casinos, Inc.	Ba3	BB+
2,000,000	Term Loan, 6.063%, maturing September 30, 2012			2,015,834
	Boyd Gaming Corporation	Ba2	BB
6,418,750	Term Loan, 5.520%-5.700%, maturing June 30, 2011			6,496,982
	CCM Merger, Inc.	B1	B+
5,990,000	Term Loan, 5.841%-5.961%, maturing July 13, 2012			6,039,418
	Global Cash Access, LLC	B2	B+
2,148,203	Term Loan, 6.091%, maturing March 10, 2010			2,180,427
	Green Valley Ranch Gaming, LLC	NR	NR
2,466,362	Term Loan, 6.020%, maturing December 17, 2011			2,497,192
	Herbst Gaming, Inc.	B1	B+
995,000	Term Loan, 6.020%-6.160%, maturing January 31, 2011			1,008,059
	Isle of Capri Black Hawk, LLC	B1	B+
1,333,333	Term Loan, 5.700%-7.750%, maturing October 24, 2011			1,339,167
	Isle of Capri Casinos, Inc.	Ba2	BB-
997,500	Term Loan, 3.740%, maturing February 04, 2011			1,000,410
1,488,750	Term Loan, 5.620%-6.172%, maturing February 04, 2011			1,504,940
	Marina District Finance Company, Inc.	NR	NR
1,985,000	Term Loan, 5.910%, maturing October 20, 2011			2,003,609
	Opbiz, LLC	B3	B-
7,244,957	Term Loan, 5.305%, maturing August 31, 2010			7,252,883
18,037	Term Loan, 8.055%, maturing August 31, 2010			18,062

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Gaming: (continued)
		Penn National Gaming, Inc.	Ba3	BB-
$1,279,070		Term Loan, 5.890%, maturing October 03, 2011			$1,290,422
13,500,000		Term Loan, 5.890%=6.220%, maturing October 03, 2012			13,690,903
		Resorts International Hotel and Casino, Inc.	B2	B
1,896,654		Term Loan, 6.530%maturing April 26, 2012			1,909,456
		Ruffin Gaming, LLC	NR	NR
1,500,000		Term Loan, 6.375%, maturing June 28, 2008			1,512,187
		Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,745,625		Term Loan, 6.140%, maturing May 20, 2012			1,763,081
		Venetian Casino Resorts, LLC	B1	BB-
2,393,163		Term Loan, 5.770%, maturing June 15, 2011			2,415,599
11,606,837		Term Loan, 5.770%, maturing June 15, 2011			11,715,651
		Wembley, Inc.	B1	B+
1,000,000		Term Loan, 5.870%-6.080%, maturing August 23, 2011			1,017,500
		Yonkers Racing Corporation	B3	B
322,079		Term Loan, 7.503%, maturing August 12, 2011			325,501
451,230		Term Loan, 7.503%, maturing August 12, 2011			456,024
					69,453,307
Grocery: 0.6%
		Giant Eagle, Inc.	Ba3	BB+
1,791,706		Term Loan, 5.747%-6.054%, maturing November 02, 2012			1,801,226
		Roundy’s Supermarkets, Inc.	B2	B+
5,000,000	(5)	Term Loan, maturing November 03, 2011			4,984,375
					6,785,601
Healthcare, Education and Childcare: 15.2%
		Accellent Corporation	B2	BB-
2,000,000		Term Loan, 6.091%, maturing November 22, 2012			2,019,376
		Alliance Imaging, Inc.	B1	B+
2,844,929		Term Loan, 6.125%-6.500%, maturing December 29, 2011			2,872,935
		AMN Healthcare, Inc.	Ba2	BB-
1,000,000	(5)	Term Loan, maturing November 20, 2011			1,008,750
		AMR HoldCo, Inc./EmCare HoldCo, Inc.	B2	B+
4,975,000		Term Loan, 5.660%-8.000%, maturing February 15, 2012			5,026,307

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Block Vision Holdings Corporation	NR	NR
$26,956	Revolver, 8.000%, maturing December 31, 2005			$26,956
13,365	Term Loan, 13.000%, maturing July 30, 2007			—
	CCS Acquisition, Inc.	B3	B
4,500,000	Term Loan, 7.340%, maturing September 30, 2012			4,457,813
	Community Health Systems, Inc.	Ba3	BB-
24,312,711	Term Loan, 5.610%, maturing August 19, 2011			24,631,815
	Concentra Operating Corporation	B1	B+
5,000,000	Term Loan, 6.050%, maturing September 30, 2011			5,067,710
	Cooper Companies	Ba3	BB
1,990,000	Term Loan, 5.500%, maturing January 06, 2012			2,003,060
	CRC Health Corporation	B2	B+
1,496,250	Term Loan, 6.813%, maturing May 05, 2011			1,499,991
	Davita, Inc.	B1	BB-
30,745,098	Term Loan, 6.250%-6.540%, maturing October 05, 2012			31,216,943
	Encore Medical IHC, Inc.	B1	B
2,379,700	Term Loan, 6.430%-6.940%, maturing October 04, 2010			2,406,472
	Fisher Scientific International, Inc.	Ba1	BBB
2,468,750	Term Loan, 5.520%, maturing August 02, 2011			2,487,266
	Healthcare Partners, LLC	B1	BB
2,925,000	Term Loan, 5.820%, maturing February 04, 2011			2,949,681
	Iasis Healthcare Corporation	B1	B+
8,887,500	Term Loan, 6.270%-6.304%, maturing June 30, 2011			9,017,106
	Kinetic Concepts, Inc.	Ba3	BB
3,957,730	Term Loan, 5.780%, maturing August 11, 2010			3,999,781
	Lifepoint Hospitals, Inc.	Ba3	BB
13,543,656	Term Loan, 5.435%, maturing April 15, 2012			13,639,938
	Magellan Health Services, Inc.	B1	B+
1,135,417	Term Loan, 5.871%, maturing August 15, 2008			1,148,190
	MMM Holdings, Inc.	B2	B-
2,500,000	Term Loan, 7.460%, maturing August 16, 2011			2,506,250

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
		Mylan Laboratories, Inc.	Ba1	BBB-
$997,500		Term Loan, 5.400%, maturing June 30, 2010			$1,011,684
		Pacificare Health Systems, Inc.	Ba2	BBB-
7,575,080		Term Loan, 5.125%-5.625%, maturing December 13, 2010			7,601,911
		Psychiatric Solutions, Inc.	B1	B+
923,077		Term Loan, 5.730%, maturing July 01, 2012			936,731
		Renal Advantage, Inc.	NR	B+
4,083,333		Term Loan, 6.440%, maturing October 06, 2012			4,130,549
		Rural/Metro Operating Company, LLC	B2	B
519,127		Term Loan, 3.740%, maturing March 04, 2011			527,887
1,423,528		Term Loan, 6.0375%, maturing March 04, 2011			1,447,550
		Select Medical Corporation	B1	BB-
2,487,500		Term Loan, 5.570%-7.500%, maturing February 24, 2012			2,491,647
		Sterigenics International, Inc.	B2	B+
2,453,836		Term Loan, 6.870%, maturing June 14, 2011			2,487,576
		Sybron Dental Management, Inc.	Ba2	BB+
419,097		Term Loan, 5.770%-5.831%, maturing June 06, 2009			422,764
		Team Health, Inc.	B2	B+
1,500,000	(5)	Term Loan, maturing November 23, 2012			1,513,125
		Vanguard Health Holding Company II	B2	B
17,499,225		Term Loan, 6.210%, maturing September 23, 2011			17,728,902
		Ventiv Health, Inc.	Ba3	BB-
1,000,000		Term Loan, 5.581%, maturing October 05, 2011			1,006,875
		VWR International, Inc.	B2	B+
4,034,334		Term Loan, 6.690%, maturing April 07, 2011			4,092,327
					163,385,868
Home & Office Furnishings: 2.4%
		ACCO Brands Corporation	Ba3	BB-
665,000		Term Loan, 5.585%-5.918%, maturing August 17, 2012			673,035
		Buhrmann U.S., Inc.	Ba3	BB-
3,935,188		Term Loan, 6.210%-6.386%, maturing December 31, 2010			3,994,216
		Global Imaging Systems, Inc.	Ba2	BB
1,222,484		Term Loan, 5.280%-5.530%, maturing May 10, 2010			1,232,417

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Home & Office Furnishings: (continued)
		Identity Group, Inc.	NR	NR
$1,610,704		Term Loan, 8.063%-9.750%, maturing April 30, 2006			$1,401,312
		Maax Corporation	B2	B
1,384,580		Term Loan, 6.590%-6.980%, maturing June 04, 2011			1,377,657
		National Bedding Company	B1	BB-
2,244,375		Term Loan, 5.820%-6.150%, maturing August 31, 2011			2,261,208
		Sealy Mattress Company	B1	B+
6,769,912		Term Loan, 5.620%-7.250%, maturing April 06, 2012			6,852,423
		Simmons Company	B2	B+
8,078,830		Term Loan, 5.750%-8.000%, maturing December 19, 2011			8,177,295
					25,969,563
Insurance: 0.7%
		Conseco, Inc.	B2	BB-
6,101,830		Term Loan, 5.970%, maturing June 22, 2010			6,166,662
		Swett & Crawford Group, Inc.	B1	B+
1,500,000	(5)	Term Loan, maturing November 07, 2011			1,518,750
					7,685,412
Leisure, Amusement, Entertainment: 8.4%
		24 Hour Fitness Worldwide, Inc.	B2	B
3,250,000		Term Loan, 6.780%, maturing June 08, 2012			3,300,781
		AMF Bowling Worldwide, Inc.	B2	B
1,451,200		Term Loan, 6.091%-7.053%, maturing August 27, 2009			1,464,352
		Kerasotes Theatres, Inc.	B1	B-
1,970,000		Term Loan, 6.625%, maturing October 31, 2011			1,983,134
		Lodgenet Entertainment Corporation	Ba3	B+
3,363,679		Term Loan, 6.270%, maturing August 29, 2008			3,405,725
		Loews Cineplex Entertainment Corporation	B1	B
1,886,011		Term Loan, 5.970%-6.350%, maturing July 31, 2011			1,898,093
		Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
8,500,000		Term Loan, 6.270%, maturing April 08, 2011			8,550,473
33,500,000		Term Loan, 6.270% maturing April 08, 2012			33,749,341
		Pure Fishing, Inc.	B1	B+
2,955,000		Term Loan, 6.770%-7.120%, maturing September 30, 2010			2,988,244

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: (continued)
	Regal Cinemas, Inc.	Ba3	BB-
$6,887,530	Term Loan, 6.020%, maturing November 10, 2010			$6,967,886
	Riddell Bell Holding, Inc.	B1	BB-
1,485,000	Term Loan, 6.160%, maturing September 28, 2011			1,509,440
	Six Flags Theme Parks, Inc.	B1	B-
2,900,485	Term Loan, 6.5000%-6.840%, maturing June 30, 2009			2,936,741
	Universal City Development Partners, L.P.	Ba3	BB-
4,962,500	Term Loan, 5.810%-6.150%, maturing June 09, 2011			5,034,868
	WMG Acquisition Corporation	B1	B+
16,355,325	Term Loan, 5.520%-6.371%, maturing February 28, 2011			16,546,617
				90,335,695
Lodging: 0.7%
	CNL Hotel Del Senior Mezz Partners, L.P.	NR	NR
7,500,000	Term Loan, 6.200%, maturing February 09, 2008			7,518,750
	Kuilima Resort Company	B1	B
500,000	Term Loan, 6.831%, maturing September 30, 2010			505,000
				8,023,750
Machinery: 3.2%
	Alliance Laundry Holdings, LLC	B1	B
3,272,500	Term Loan, 6.140%, maturing January 27, 2012			3,321,587
	Blount, Inc.	B1	BB-
3,571,018	Term Loan, 6.360%-7.500%, maturing August 09, 2010			3,609,703
	Enersys, Inc.	Ba3	BB
4,223,165	Term Loan, 5.660%-6.071%, maturing March 17, 2011			4,262,757
	Maxim Crane Works, L.P.
2,003,472	Term Loan, 6.750%-6.8750%, maturing January 30, 2012	Caa2	BB-	2,031,855
1,500,000	Term Loan, 9.625%, maturing January 25, 2010	C	B+	1,540,000
	Rexnord Corporation	B1	B+
7,255,312	Term Loan, 6.070%-6.3000%, maturing December 31, 2011			7,349,029
	Terex Corporation	B2	BB-
1,198,262	Term Loan, 6.830%-6.916%, maturing December 31, 2009			1,216,236
862,907	Term Loan, 6.330%-6.416%, maturing July 03, 2009			875,311

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Machinery: (continued)
		United Rentals (North America), Inc.	B2	BB
$10,178,333		Term Loan, 6.320%, maturing February 14, 2011			$10,294,112
					34,500,590
Mining, Steel, Iron & Nonprecious Metals: 1.9%
		Alpha Natural Resources, LLC.	B2	BB-
666,667	(5)	Term Loan, maturing October 26, 2012			672,222
		Carmeuse Lime, Inc.	NR	NR
1,950,000		Term Loan, 6.000%, maturing May 02, 2011			1,964,625
		Foundation Coal Corporation	Ba3	BB-
2,912,234		Term Loan, 5.660%-6.160%, maturing July 30, 2011			2,964,209
		International Coal Group, LLC	B2	B-
1,485,000		Term Loan, 6.690%, maturing October 01, 2010			1,491,188
		Longyear Holdings, Inc.	B2	B+
190,517		Term Loan, 6.530%, maturing July 28, 2012			193,137
1,509,483		Term Loan, 6.530% maturing July 28, 2012			1,530,238
		Novelis, Inc.	Ba2	BB-
2,768,491		Term Loan, 5.460%, maturing January 06, 2012			2,800,068
4,808,432		Term Loan, 5.460%, maturing January 06, 2012			4,863,277
		Trout Coal Holdings, LLC	B3	B
4,477,500		Term Loan, 6.500%-7.090%, maturing March 18, 2010			4,460,709
					20,939,673
North American Cable: 18.2%
	(2)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 6.313%, maturing March 31, 2006			11,055,000
		Atlantic Broadband Finance, LLC	B2	B
2,000,000		Term Loan, 6.520%, maturing August 04, 2012			2,032,500
		Bragg Communications, Inc.	B1	NR
2,468,750		Term Loan, 5.860%, maturing August 31, 2011			2,504,238
		Bresnan Communications, LLC	B1	BB-
5,000,000		Term Loan, 7.440%-7.590%, maturing December 31, 2007			5,071,095
		Cebridge Connections, Inc.	NR	NR
1,477,500		Term Loan, 6.780%-9.000%, maturing February 23, 2009			1,483,041
2,447,614		Term Loan, 9.774%-10.110%, maturing February 23, 2010			2,530,220

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable: (continued)
	(2)	Century Cable Holdings, LLC	Caa1	NR
$1,230,000		Revolver, 7.750%, maturing March 31, 2009			$1,203,863
21,357,940		Term Loan, 8.750%, maturing June 30, 2009			21,026,123
8,000,000		Term Loan, 8.750%, maturing December 31, 2009			7,868,000
		Charter Communications Operating, LLC	B2	B
6,991,308		Term Loan, 7.250%, maturing April 27, 2010			6,986,121
48,322,461		Term Loan, 7.420%-7.500%, maturing April 27, 2011			48,467,815
	(2)	Hilton Head Communications, L.P.	Caa1	NR
7,000,000		Revolver, 6.750%, maturing September 30, 2007			6,809,250
8,500,000		Term Loan, 8.000%, maturing March 31, 2008			8,330,000
		Insight Midwest Holdings, LLC	Ba3	BB-
18,176,250		Term Loan, 6.063%, maturing December 31, 2009			18,435,261
		Knology, Inc.	B3	NR
2,117,889		Term Loan, 9.180%-9.520%, maturing June 29, 2010			2,170,836
		Mediacom Communications Corporation	Ba3	BB-
10,945,000		Term Loan, 5.870%-6.230%, maturing February 01, 2014			11,106,614
		Nextmedia Operating, Inc.	Ba3	BB-
1,153,846	(5)	Term Loan, maturing November 15, 2012			1,163,461
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 8.000%, maturing June 30, 2010			7,375,448
21,000,000		Term Loan, 8.750%, maturing September 30, 2010			20,688,759
		Patriot Media and Communications, LLC
2,666,667		Term Loan, 6.313%, maturing March 31, 2013	B1	B+	2,707,501
1,000,000		Term Loan, 9.000%, maturing October 04, 2013	B3	B-	1,019,531
		Persona Communication, Inc.	B2	B
3,465,000		Term Loan, 7.020%, maturing August 01, 2011			3,486,656
		San Juan Cable, LLC	B1	B+
1,000,000		Term Loan, 8.750%, maturing October 31, 2012			1,011,667
		San Juan Cable, LLC	B3	B-
1,500,000		Term Loan, 8.750%, maturing October 31, 2013			1,504,375
					196,037,375

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas: 10.4%
		Cheniere LNG Holdings, LLC	NR	BB
$7,000,000		Term Loan, 6.770%-6.950%, maturing August 30, 2012			$7,056,875
		Coffeyville Resources, LLC	B1	BB-
1,000,000		Term Loan, 2.600%, maturing June 24, 2012			1,015,781
1,496,250		Term Loan, 6.563%-8.250%, maturing June 24, 2012			1,519,862
		Complete Production Services, Inc.	B2	B
3,000,000		Term Loan, 6.720%, maturing September 12, 2012			3,034,689
		El Paso Corporation	B3	B
5,500,000		Term Loan, 2.850%, maturing November 30, 2007			5,536,284
22,314,485		Term Loan, 6.813%, maturing November 23, 2009			22,461,693
		EPCO Holdings, Inc.	Ba3	B+
11,750,000		Term Loan, 6.247%-6.603%, maturing August 18, 2010			11,928,083
		Key Energy Services, Inc.	NR	B-
4,500,000		Term Loan, 7.020%, maturing June 30, 2012			4,569,377
		LB Pacific, L.P.	B1	B-
3,980,000		Term Loan, 6.610%,6.950%, maturing February 15, 2012			4,042,188
		Lyondell-Citgo Refining, L.P.	Ba3	BB
1,975,000		Term Loan, 5.510%, maturing May 21, 2007			2,004,625
		Magellan Midstream Holdings, L.P.	Ba3	BB-
2,724,456		Term Loan, 5.785%, maturing June 30, 2012			2,752,554
		Mainline, L.P.	Ba3	BB-
7,237,500		Term Loan, 6.295%, maturing December 17, 2011			7,346,063
		Regency Gas Services, LLC	B1	B+
1,488,750		Term Loan, 6.780%, maturing June 01, 2010			1,503,637
500,000		Term Loan, 9.850%, maturing December 01, 2010	B3	B-	501,250
		Semcrude, L.P.	Ba3	NR
5,250,539		Term Loan, 6.520%, maturing March 16, 2011			5,316,170
3,726,350		Term Loan, 6.121%-7.750%, maturing March 16, 2011			3,772,929
		Targa Resources, Inc.	Ba3	B+
6,500,000	(5)	Term Loan, maturing October 31, 2007			6,524,375
1,000,000	(5)	Term Loan, maturing October 31, 2012			1,006,625

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas: (continued)
$7,774,194	(5)	Term Loan, maturing October 31, 2012			$7,825,697
		Vulcan Energy Corporation	Ba2	BB
5,080,638		Term Loan, 5.836%-5.860%, maturing August 12, 2011			5,134,620
		Western Refining Company, L.P.	B2	BB-
3,750,000		Term Loan, 6.581%, maturing July 27, 2012			3,759,375
		Williams Production RMT Company	Ba3	BB
3,921,412		Term Loan, 6.200%, maturing May 30, 2008			3,963,077
					112,575,829
Other Broadcasting and Entertainment: 3.8%
		Alliance Atlantis Communications, Inc.	Ba2	BB
2,312,774		Term Loan, 5.830%, maturing December 20, 2011			2,325,303
		DirecTV Holdings, LLC	Ba1	BB
10,000,000		Term Loan, 5.386%-5.470%, maturing April 13, 2013			10,104,170
		Echostar DBS Corporation	Ba3	BB-
9,000,000		Floating Rate Note, 7.304%, maturing October 01, 2008			9,191,250
		HIT Entertainment, Ltd.	B1	B
3,416,667		Term Loan, 6.110%, maturing March 20, 2012			3,433,323
		Liberty Media Corporation	Ba1	BB+
4,500,000		Floating Rate Note, 5.370%, maturing September 17, 2006			4,527,585
		Rainbow National Services, LLC	B1	BB+
10,945,000		Term Loan, 6.625%, maturing March 31, 2012			11,057,186
		Yankees Holdings, L.P.	NR	NR
314,286		Term Loan, 6.360%, maturing June 25, 2007			315,857
					40,954,674
Other Telecommunications: 4.0%
		Cincinnati Bell, Inc.	Ba3	B+
3,500,000		Term Loan, 5.360%-5.390%, maturing August 31, 2012			3,524,063
		Consolidated Communications, Inc.	B1	BB-
2,452,170		Term Loan, 6.052%-6.270%, maturing October 14, 2011			2,476,692
		D&E Communications, Inc.	Ba3	BB-
2,947,025		Term Loan, 5.840%-7.750%, maturing December 31, 2011			2,969,128
		Fairpoint Communications, Inc.	B1	BB-
3,500,000		Term Loan, 5.813%, maturing February 15, 2012			3,516,188

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications: (continued)
	Hawaiian Telcom Communications, Inc.	B1	B+
$3,500,000	Term Loan, 6.280%, maturing October 31, 2012			$3,539,813
	Iowa Telecommunications Services, Inc.	Ba3	BB-
4,250,000	Term Loan, 5.290%-5.770%, maturing November 23, 2011			4,296,486
	Qwest Capital Funding, Inc.	B2	B
10,000,000	Floating Rate Note, 7.290%, maturing February 15, 2009			10,137,500
	Qwest Corporation	B1	BB
800,000	Term Loan, 8.530%, maturing June 30, 2007			821,666
	Time Warner Telecom Holdings, Inc.	B2	CCC+
3,000,000	Floating Rate Note, 7.790%, maturing February 15, 2011			3,067,500
	Valor Telecommunication Enterprises II, LLC	Ba3	BB-
8,680,272	Term Loan, 5.811%-5.831%, maturing February 14, 2012			8,784,704
				43,133,740
Personal & Nondurable Consumer Products: 6.1%
	Amscan Holdings, Inc.	B1	B
1,967,538	Term Loan, 6.560%-6.890%, maturing April 30, 2012			1,979,835
	Bushnell Performance Optics	B1	B+
1,750,000	Term Loan, 7.020%, maturing August 19, 2011			1,776,798
	Church & Dwight Company, Inc.	Ba2	BB+
4,384,522	Term Loan, 5.820%, maturing May 30, 2011			4,436,588
	Fender Musical Instruments Corporation
2,487,500	Term Loan, 6.310%, maturing March 30, 2012	B1	B+	2,512,375
2,500,000	Term Loan, 8.720%, maturing September 30, 2012	B3	B-	2,518,750
	Hillman Group, Inc.	B2	B
2,955,000	Term Loan, 7.438%-7.688%, maturing March 30, 2011			2,992,862
	Hunter Fan Company	B1	B
900,000	Term Loan, 6.750%-6.940%, maturing March 24, 2012			897,750
	Jarden Corporation	B1	B+
11,201,123	Term Loan, 6.020%, maturing August 15, 2011			11,248,728
4,314,444	Term Loan, 5.688%, maturing January 24, 2012			4,332,781
	Mega Bloks, Inc.	Ba3	BB-
997,500	Term Loan, 5.625%-6.000%, maturing July 26, 2012			1,010,281

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Natural Products Group, LLC.	B2	B
$1,577,301		Term Loan, 7.340%, maturing August 16, 2011			$1,575,823
		Norwood Promotional Products Holdings, Inc.	NR	NR
7,438,733	(3)	Term Loan,maturing August 16, 2011			2,863,912
		Norwood Promotional Products, Inc.	NR	NR
12,368,002		Term Loan, 10.125%, maturing August 16, 2009			12,553,522
		Oreck Corporation	B1	B+
987,513		Term Loan, 6.780%, maturing January 27, 2012			991,216
		Prestige Brands Holdings, Inc.	B1	B+
1,960,125		Term Loan, 6.311%-8.000%, maturing April 06, 2011			1,981,359
		Reddy Ice Group, Inc.	B1	B+
1,000,000		Term Loan, 5.865%, maturing August 09, 2012			1,009,688
		Spectrum Brands, Inc.	B1	B+
11,044,500		Term Loan, 5.790%-6.110%, maturing February 06, 2012			11,120,431
		Tupperware Corporation	Ba2	BB
8,400,000	(5)	Term Loan, maturing November 07, 2012			8,397,379
					74,200,078
Personal, Food & Miscellaneous: 4.1%
		AFC Enterprises, Inc.	B1	B+
1,493,750		Term Loan, 6.313%, maturing May 11, 2011			1,512,422
		Alderwoods Group, Inc.	B1	BB-
1,652,649		Term Loan, 5.480%-6.117%, maturing September 29, 2009			1,673,824
		Arby’s Restaurant Group, Inc.	B1	B+
5,985,000		Term Loan, 6.110%-6.493%, maturing July 25, 2012			6,023,651
		Brickman Group Holdings, Inc.	Ba3	BB-
1,551,136		Term Loan, 5.660%, maturing December 19, 2008			1,547,259
		Burger King Corporation	Ba2	B+
4,488,750		Term Loan, 5.830%, maturing June 30, 2012			4,544,159
		Burt’s Bees, Inc.	B2	B
1,243,750		Term Loan, 6.410%-7.040%, maturing March 24, 2011			1,253,855
		Carrols Corporation	B1	B+
3,380,715		Term Loan, 6.563%, maturing December 31, 2010			3,434,066
		Central Garden & Pet Company	Ba2	BB+
992,435		Term Loan, 5.720%-5.831%, maturing May 15, 2009			1,006,701

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous: (continued)
		Coinmach Corporation	B2	B
$4,623,685		Term Loan, 6.938%-7.125%, maturing July 25, 2009			$4,690,151
		Coinstar, Inc.	Ba3	BB-
2,681,718		Term Loan, 6.100%, maturing July 07, 2011			2,730,325
		Culligan International Company	B1	B+
2,475,000		Term Loan, 6.470%, maturing September 30, 2011			2,509,806
		Doane Pet Care Company	B1	BB-
500,000	(5)	Term Loan, maturing October 24, 2012			506,875
		Domino’s, Inc.	Ba3	BB-
3,431,677		Term Loan, 5.813%, maturing June 25, 2010			3,476,718
		Jack in the Box, Inc.	Ba2	BB
3,426,307		Term Loan, 4.920%-5.810%, maturing January 09, 2011			3,462,712
		MD Beauty, Inc.
1,948,387		Term Loan, 7.250%-8.750%, maturing February 18, 2012	B1	B	1,960,564
2,000,000		Term Loan, 11.250%, maturing February 18, 2013	B3	CCC+	2,010,000
		N.E.W. Holdings I, LLC	B1	B+
2,111,472		Term Loan, 7.063%-7.375%, maturing July 08, 2011			2,141,824
					44,484,912
Printing & Publishing: 9.0%
		Adams Outdoor Advertising, L.P.	B1	B+
4,533,279		Term Loan, 5.870%-6.200%, maturing October 18, 2012			4,600,336
		American Achievement Corporation	B1	B+
893,007		Term Loan, 6.370%-8.250%, maturing March 25, 2011			906,402
		American Media Operations, Inc.	B1	B
1,192,045		Term Loan, 6.813%, maturing April 01, 2007			1,203,220
4,345,781		Term Loan, 6.813%, maturing April 01, 2007			4,386,523
		American Reprographics Company
1,827,653		Term Loan, 5.524%-5.640%, maturing June 18, 2009	Ba3	BB-	1,848,214
700,000		Term Loan, 10.636%, maturing December 18, 2009	B1	B	717,500
		Ascend Media Holdings, LLC	B3	B
1,739,063		Term Loan, 6.460%-6.810%, maturing January 31, 2012			1,744,497
		Dex Media East, LLC	Ba2	BB
3,409,522		Term Loan, 5.500%-5.930%, maturing May 08, 2009			3,429,768

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing: (continued)
		Dex Media West, LLC	Ba2	BB
$1,218,774		Term Loan, 4.240%-5.460%, maturing September 09, 2009			$1,223,630
16,271,579		Term Loan, 5.490%-5.960%, maturing March 09, 2010			16,370,234
		Enterprise Newsmedia, LLC	B2	B
3,000,000		Term Loan, 6.860%, maturing June 30, 2012			3,037,500
		Freedom Communications, Inc.	Ba2	BB
2,368,891		Term Loan, 5.370%-5.530%, maturing May 01, 2013			2,387,843
		FSC Acquisition, LLC	B2	B
2,533,113		Term Loan, 6.020%-6.330%, maturing August 01, 2012			2,543,668
		IWCO Direct, Inc.	B1	B
1,492,501		Term Loan, 7.270%, maturing January 31, 2011			1,514,888
		Journal Register Company	Ba2	BB
5,368,811		Term Loan, 5.550%-5.740%, maturing August 12, 2012			5,401,529
		Liberty Group Publishing, Inc.	B1	B+
1,965,125		Term Loan, 6.188%,6.375%, maturing February 28, 2012			1,983,241
		MC Communications, LLC	B2	B
3,406,667		Term Loan, 6.540%, maturing December 31, 2010			3,438,604
		Merrill Communications, LLC	Ba3	B+
2,128,271		Term Loan, 6.581%, maturing July 30, 2009			2,154,875
832,509		Term Loan, 6.581%, maturing July 30, 2009			842,915
		Newspaper Holdings, Inc.	NR	NR
1,666,667	(5)	Term Loan, maturing August 24, 2012			1,678,125
		PBI Media, Inc.	B2	B
1,000,000		Term Loan, 6.411%-6.493%, maturing September 30, 2012			1,005,625
		Primedia, Inc.	B2	B
190,915		Revolver, 6.140%, maturing June 30, 2008			185,784
6,500,000		Term Loan, 6.140%, maturing September 30, 2013			6,426,875
		R.H. Donnelley, Inc.	Ba3	BB
724,802		Term Loan, 5.780%-5.920%, maturing December 31, 2009			729,105
11,710,318		Term Loan, 5.520%-5.860%, maturing June 30, 2011			11,776,751
		Source Media, Inc.	B1	B
3,419,118		Term Loan, 6.270%, maturing November 08, 2011			3,468,268

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing: (continued)
		Visant Holding Corporation	B1	B+
$10,735,000		Term Loan, 5.940%-6.188%, maturing October 04, 2011			$10,897,700
		Ziff Davis Media, Inc.	B3	CCC+
1,500,000		Floating Rate Note, 9.693%, maturing May 01, 2012			1,383,750
					97,287,370
Radio and TV Broadcasting: 5.2%
		Block Communications, Inc.	Ba2	BB-
2,431,022		Term Loan, 6.270%, maturing November 15, 2009			2,453,812
		Emmis Operating Company	Ba2	B+
9,900,000		Term Loan, 5.720%, maturing November 10, 2011			9,968,686
		Entravision Communications Corporation	Ba3	B+
3,000,000		Term Loan, 5.550%, maturing March 29, 2013			3,025,125
		Gray Television, Inc.	Ba2	BB-
1,000,000	(5)	Term Loan, maturing			1,005,313
		Mission Broadcasting, Inc.	Ba3	B
2,432,394		Term Loan, 5.770%, maturing August 14, 2012			2,449,623
		NEP Supershooters, L.P.	B1	B
2,470,000		Term Loan, 7.710%-8.020%, maturing February 03, 2011			2,500,875
985,000		Term Loan, 7.520% maturing February 03, 2011			994,234
		Nexstar Broadcasting, Inc.	Ba3	B
2,476,056		Term Loan, 5.770%, maturing August 14, 2012			2,493,594
		Paxson Communications Corporation	B1	B-
9,000,000		Floating Rate Note, 6.900%, maturing January 15, 2010			9,022,500
		Raycom Media, Inc.	NR	NR
4,750,000		Term Loan, 6.063%, maturing March 31, 2012			4,767,813
		Spanish Broadcasting Systems, Inc.
3,980,000		Term Loan, 6.030%, maturing June 10, 2012	B1	B+	4,041,360
1,500,000		Term Loan, 7.510%, maturing June 10, 2013	B2	CCC+	1,524,063
		Susquehanna Media Company	Ba2	BB-
6,965,000		Term Loan, 5.950%-6.090%, maturing March 31, 2012			6,980,239
		Young Broadcasting, Inc.	B1	B
4,987,500		Term Loan, 5.688%-6.313%, maturing November 03, 2012			5,028,024
					56,255,261

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores: 8.1%
	Advance Stores Company, Inc.	Ba1	BB+
$1,813,388	Term Loan, 5.563%-5.750%, maturing September 30, 2010			$1,835,490
3,049,714	Term Loan, 5.625%-5.630%, maturing September 30, 2010			3,086,884
	Alimentation Couche-Tard, Inc.	Ba2	BB
1,203,061	Term Loan, 5.688%, maturing December 17, 2010			1,218,099
	Baker & Taylor, Inc.	Ba3	B+
1,382,727	Revolver, 5.610%-7.000%, maturing August 11, 2010			1,375,813
	Baker & Taylor, Inc.	B1	B
1,000,000	Term Loan, 10.996%, maturing May 06, 2011			1,012,500
	Blockbuster Entertainment Corporation	B3	B-
6,980,000	Term Loan, 6.990%-7.540%, maturing August 20, 2011			6,790,402
	Dollarama Group, L.P.	B1	B+
3,473,750	Term Loan, 5.930%, maturing November 18, 2011			3,530,198
	Harbor Freight Tools, Inc.	B1	B+
8,313,540	Term Loan, 6.290%-6.650%, maturing July 15, 2010			8,403,950
	Jean Coutu Group, Inc.	B2	BB-
9,684,413	Term Loan, 6.375%-6.500%, maturing July 30, 2011			9,758,557
	Mapco Express, Inc.	B2	B+
2,493,750	Term Loan, 6.710%-8.500% maturing April 28, 2011			2,527,261
	Movie Gallery, Inc.	B2	B-
5,486,250	Term Loan, 7.830%, maturing April 27, 2011			5,261,901
	Nebraska Book Company, Inc.	B2	B
2,462,500	Term Loan, 6.520%-6.700%, maturing March 04, 2011			2,485,586
	Neiman-Marcus Group, Inc.	B1	B+
19,000,000	Term Loan, 6.475%, maturing April 06, 2013			19,107,958
	Oriental Trading Company, Inc.
3,157,435	Term Loan, 8.813%, maturing August 06, 2010	B3	B-	3,177,169
1,750,000	Term Loan, 6.313%, maturing January 08, 2011	B3	B-	1,759,480
	Pantry, Inc.	B1	B+
5,243,478	Term Loan, 6.340%, maturing March 12, 2011			5,269,696
	Tire Rack, Inc.	B1	BB-
997,500	Term Loan, 5.900%-6.270%, maturing June 24, 2012			1,009,969

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores: (continued)
		Travelcenters of America, Inc.	B1	BB
$10,000,000		Term Loan, 5.620%-5.770%, maturing December 01, 2011			$10,121,250
					87,732,163
Satellite: 1.1%
		Panamsat Corporation	Ba3	BB+
11,880,000		Term Loan, 6.045%-6.107%, maturing August 20, 2011			12,035,390
					12,035,390
Telecommunications Equipment: 1.4%
		AAT Communications Corporation	B1	BB+
3,000,000		Term Loan, 5.610%, maturing July 27, 2012			3,040,314
		AAT Communications Corporation	B2	BB
1,000,000		Term Loan, 6.610%, maturing July 29, 2013			1,016,042
		Sorenson Communications, Inc.
2,000,000	(5)	Term Loan, maturing November 15, 2012	B2	B	2,023,750
750,000	(5)	Term Loan, maturing May 09, 2013	B3	CCC+	766,719
		Syniverse Holding, LLC	Ba3	BB-
2,607,141		Term Loan, 6.030%, maturing February 15, 2012			2,638,100
					9,484,925
Textiles & Leather: 1.6%
		Malden Mills Industries, Inc.	NR	NR
2,573,615	(3)	Term Loan, maturing October 01, 2008			514,723
634,681	(3)	Term Loan, maturing October 01, 2008			—
		Polymer Group, Inc.	B1	BB-
7,500,000		Term Loan, 7.250%, maturing November 22, 2012			7,579,687
		Propex Fabrics, Inc.	B3	B+
1,912,816		Term Loan, 6.280%, maturing November 30, 2011			1,917,599
		St. John Knits International, Inc.	B1	B+
875,952		Term Loan, 6.563%, maturing March 18, 2012			889,092
		Targus Group International	B1	B
2,000,000	(5)	Term Loan, maturing November 15, 2012			2,018,750
		William Carter Company	B1	BB
3,750,000		Term Loan, 5.650%-5.811%, maturing July 14, 2012			3,798,049
					16,717,900

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities: 9.4%
	Allegheny Energy Supply Company	Ba2	BB
$13,124,530	Term Loan, 5.636%-5.918%, maturing March 08, 2011			$13,282,024
	Calpine Corporation	B3	CCC
2,912,789	Term Loan, 9.900%, maturing July 16, 2007			2,237,022
	Cogentrix Delaware Holdings, Inc.	Ba2	BB+
5,437,007	Term Loan, 5.780%, maturing April 14, 2012			5,503,273
	Coleto Creek Power
937,427	Term Loan, 6.160%, maturing June 30, 2011	Ba3	BB	953,441
1,000,000	Term Loan, 6.997%, maturing June 30, 2012	B1	BB-	1,022,188
	Kgen, LLC	B2	B
4,975,000	Term Loan, 6.645%, maturing August 01, 2011			4,968,781
	La Paloma Generating Company
111,500	Term Loan, 5.770%, maturing August 16, 2012	Ba3	BB-	112,476
218,579	Term Loan, 5.747%, maturing August 16, 2012	Ba3	BB-	220,492
1,400,000	Term Loan, 5.770%, maturing August 16, 2012	Ba3	BB-	1,412,250
1,000,000	Term Loan, 7.520%, maturing August 16, 2013	B1	B	1,014,375
	LSP-Kendall Energy, LLC	B1	B
10,000,000	Term Loan, 5.940%, maturing October 07, 2013			9,971,880
	NRG Energy, Inc.	Ba3	BB
2,734,375	Term Loan, 3.920%, maturing December 24, 2011			2,752,034
3,489,258	Term Loan, 5.895%, maturing December 24, 2011			3,511,791
	Pike Electric, Inc.	B1	BB-
2,734,302	Term Loan, 6.188%, maturing July 01, 2012			2,768,480
1,642,918	Term Loan, 6.250%, maturing December 10, 2012			1,663,454
	Primary Energy Finance, LLC	Ba2	BB-
2,750,000	Term Loan, 6.020%, maturing August 24, 2012			2,787,241
	Reliant Energy Resources Corporation	B1	B+
22,841,231	Term Loan, 2.375%-6.426%, maturing April 30, 2010			22,876,932

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities: (continued)
	Riverside Energy Center, LLC	Ba3	B
$276,115	Term Loan, 7.930%, maturing June 24, 2011			$285,779
3,491,163	Term Loan, 7.930%, maturing June 24, 2011			3,613,354
2,415,971	Term Loan, 7.930%, maturing June 24, 2011			2,500,530
	Texas Genco, LLC	Ba2	BB
4,362,692	Term Loan, 5.870%-5.946%, maturing December 14, 2011			4,374,620
10,535,769	Term Loan, 6.330%-6.412%, maturing December 14, 2011			10,564,574
	Thermal North America	Ba3	BB-
1,000,000	Term Loan, 5.690%, maturing October 12, 2013			1,010,000
1,500,000	Term Loan, 5.880%, maturing October 12, 2013			1,515,000
				100,921,991
	Total Senior Loans (Cost $2,052,316,587)			2,066,023,086

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

Equities and Other Assets: 2.4%

	Description	Value
(@)	Acterna, LLC (85,722 Common Shares)	$4,971,876
(@), (R)	Acterna, Inc.—Contingent Right	—
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	186,961
(@), (R)	AM Cosmetics Corporation (Liquidation Interest)	25
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	6,001,312
(@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@), (R)	Decision One Corporation (1,402,038 Common Shares)	145,812
(2), (@), (R)	Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(@), (R)	Enginen Realty (857 Common Shares)	—
(@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(@), (R)	EquityCo, LLC (Warrants for 28,782 Common Shares)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	305,999
(@), (R)	Galey & Lord, Inc. (203,345 Common Shares)	—
(@), (R)	Gate Gourmet Borrower, LLC (Warrants for 101 Common Shares)	—
(@), (R)	Gemini Leasing, Inc. (143,079 common shares)	$—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	54,523
(@)	Hayes Lemmerz International, Inc. (73,835 Common Shares)	224,458
(@)	Hayes Lemmerz International, Inc. (246 Preferred Shares)	748
(2), (@), (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	Imperial Home Décor Group, Inc. (300,141 Common Shares)	1
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	2,619
(@), (R)	Intera Group, Inc. (864 Common Shares)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	14,179
(2), (@), (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	100
(2), (@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 24, 2015)	—
(@), (R)	London Clubs International (Warrants for 241,499 Common Shares, Expires February 27, 2011)	485,866
(@), (R)	Malden Mills Industries, Inc. (436,865 Common Shares)	—
(@), (R)	Malden Mills Industries, Inc. (1,427,661 Preferred Shares)	—
(@), (R)	Morris Material Handling, Inc. (481,373 Common Shares)	2,729,384
(@), (R)	Murray’s Discount Auto Stores, Inc. (Escrow Interest)	40,136
(@), (R)	Neoplan USA Corporation (17,348 Common Shares)	—
(@), (R)	Neoplan USA Corporation (1,814,180 Series B Preferred Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (Unaudited) (continued)

Equities and Other Assets: (continue)

	Description		Value
(@), (R)	Neoplan USA Corporation (1,084,000 Series C Preferred Shares)		$—
(@), (R)	Neoplan USA Corporation (3,524,300 Series D Preferred Shares)		—
(@), (R)	New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)		—
(@), (R)	New World Restaurant Group, Inc. (Warrants for 4,489 Common Shares, Expires June 15, 2006)		61,589
(@), (R)	Norwood Promotional Products, Inc. (72,238 Common Shares)		—
(@), (R)	Safelite Glass Corporation (810,050 Common Shares)		10,271,433
(@), (R)	Safelite Realty Corporation (54,679 Common Shares)		300,735
(@), (R)	Targus Group, Inc. (Warrants for 66,824 Common Shares, Expires December 6, 2012)		138,660
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	U.S. Office Products Company (Residual Interest in
	Bankruptcy Estate)		—
	Total Equity and Other Assets (Cost $18,255,680)		25,937,528

	Total Investments (Cost $2,070,572,267)(6)	194.2%	$2,091,960,614
	Preferred Shares and Liabilities in Excess of Cash and Other Assets — Net	(94.2)	(1,014,603,535)
	Net Assets	100.0%	$1,077,357,079

(@)	Non-income producing security
(R)	Restricted security
*

Senior loans, while exempt from registration under the Security Act of 1933, as ameded contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

NR	Not Rated
†	Bank Loans rated below Baa3 by Moody’s Investor Services, Inc. or BBB- by Standard & Poor’s Group are considered to be below investment grade.
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(6)	For federal income tax purposes, the cost of investment is $2,072,224,684 and net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$33,098,683
Gross Unrealized Depreciation	(13,362,753)
Net Unrealized Appreciation	$19,735,930

See Accompanying Notes to Financial Statements

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	January 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2005